TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables
	December 31, 2024 US$‘000	December 31, 2023 US$‘000
Trade receivables, net of impairment losses	13,416	10,698
Prepayments	1,979	2,036
Contract assets	460	525
Value added tax	42	43
Finance lease receivables	-	119
Consideration due from sale of business (Note 8)	-	373
Other receivables	168	107

	16,065	13,901

Schedule of Future Minimum Finance Lease Receivables
December 31, 2024 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	-	-	-
Between one and five years (Note 15)	-	-	-

	-	-	-

	December 31, 2023 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	170	4	119
Between one and five years (Note 15)	54	3	36

	224	7	155

Schedule of Future Minimum Rentals Receivable Under Non-Cancellable Operating Leases
	December 31, 2024 US$‘000
	Instruments	Total
Less than one year	1,461	1,461

	1,461	1,461

(ii) Operating lease commitments – Group as lessor

	December 31, 2024 US$‘000
	Instruments	Total
Less than one year	1,995	1,995

	1,995	1,995